PROVISIONS (CURRENT AND NON-CURRENT) (Tables)	12 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF CURRENT AND NON-CURRENT PROVISIONS

	2023 A$	2022 A$
Current provisions
Annual leave	328,924	312,665
Long service leave	121,416	206,805
Make good (1)	91,590	91,590
Total current provisions	541,930	611,060
Non-current provisions
Long service leave	30,439	22,499
Total non-current provisions	30,439	22,499
Total provisions	572,369	633,559

(1)	Make good provision in respect of the lease of the Melbourne office and laboratory

SCHEDULE OF RECONCILIATION OF PROVISION

	2023 A$	2022 A$
Reconciliation of annual leave provision
Balance at the beginning of the financial year	312,665	171,398
Add: obligation accrued during the year	400,780	366,816
Less: utilized during the year	(388,457)	(225,549)
Less: FX on translation	3,936	-
Balance at the end of the financial year	328,924	312,665
Reconciliation of long service leave provision
Balance at the beginning of the financial year	229,304	210,642
Add: obligation accrued during the year	21,723	18,662
Less: reversal during the year	(472)	-
Less: paid off during the year	(98,700)	-
Balance at the end of the financial year	151,855	229,304